SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
SCHEDULE OF SUBSIDIARIES

Qilun’s subsidiaries as of the date filing this report are listed as follows:

Name	Place of Incorporation	Attributable equity interest %	Authorized capital
Qilun Group Limited	Hong Kong	100	HK$	1,000,000
Qilun Culture (HK) Co., Ltd.	Hong Kong	100	HK$	5,000,000
Oriental Dream and Strategic Research Institute Limited (Hong Kong)	Hong Kong	100	HK$	999,000
Qilun Holding (Shenzhen) Company Limited	China	100	US$	5,000,000
Qilun Culture (Shenzhen) Group Co., Ltd.	China	100		-
Qilun Enterprise Management Consultant (Shenzhen) Co., Ltd.	China	100		-
Shenzhen Houhaitang Culture Communication Co., Ltd.; Co., Ltd.	China	100		-

SCHEDULE OF EXCHANGE RATES USED FOR FOREIGN CURRENCY TRANSLATION

The exchange rates used for foreign currency translation are as follows:

		For the Year Ended December 31,
		2022	2021
		(USD to RMB)	(USD to RMB)
Assets and liabilities	period end exchange rate	6.8973	6.3614
Revenue and expenses	period average	6.7284	6.4518

SCHEDULE OF CONCENTRATION OF CREDIT RISK

During the year ended December 31, 2021, the Company had 3 customers generated more than 10% of revenue.

	For the Year Ended December 31, 2021
	Revenue	Percentage of revenue
A	$201,955	13.3
B	198,655	13.1
C	196,430	12.9

SCHEDULE OF PROPERTY PLANT AND EQUIPMENT ESTIMATED USEFUL LIFE

The estimated useful lives for plant and equipment categories are as follows:

Office equipment	3-5 years
Furniture	5 years
Leasehold improvements	shorter of remaining lease period and estimated useful life